CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash	$ 2,727	$ 863
Restricted cash	582	64
Trade receivables	10,848	13,803
Other current assets	4,316	5,419
Inventory	4,268	3,215
Total current assets	22,741	23,364
NON-CURRENT ASSETS:
Investments in affiliate	1,776	1,631
Property, plant and equipment, net	3,711	3,730
Intangible assets, net	1,222	3,333
Goodwill	1,885	6,679
Right-of-use assets, net	401	451
Total non-current assets	8,995	15,824
Total assets	31,736	39,188
CURRENT LIABILITIES:
Current maturities of operating lease liabilities	322	262
Trade payables	12,055	11,159
Other current liabilities	6,073	5,001
Overdraft and Credit from bank institution and others	14,333	15,145
Convertible debentures	622	1,968
Derivative warrants liabilities and prefunded warrants	601	1,383
Total current liabilities	34,006	34,918
NON-CURRENT LIABILITIES:
Operating lease liabilities	54	171
Credit from bank institution and others	936	466
Deferred tax liabilities	355	487
Total non-current liabilities	1,345	1,124
Total liabilities	35,351	36,042
EQUITY (DEFICIT) ATTRIBUTABLE TO SHAREHOLDERS OF THE COMPANY:
Share capital and premium	270,518	265,000
Capital reserve from share-based payment transactions	475	150
Amount received on account of financial instruments and other	2,168	297
Capital reserve from translation differences of foreign operations	(3,842)	(1,265)
Capital reserve from transaction with non-controlling interests	(2,872)	0
Capital reserve from transaction with controlling shareholder	33	0
Accumulated deficit	(270,210)	(258,939)
Total equity (deficit) attributable to shareholders of the Company	(3,730)	5,243
Non-controlling interests	115	(2,097)
Total shareholders' equity (deficit)	(3,615)	3,146
Total liabilities and shareholders' equity (deficit)	$ 31,736	$ 39,188